UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
11/30/14 (Unaudited)

COMMON STOCKS (31.1%)(a)
			Shares	Value

Banking (1.8%)

Australia & New Zealand Banking Group, Ltd. (Australia)			393	$10,655

Banco Santander SA (Spain)			2,381	21,399

Bank of New York Mellon Corp. (The)			621	24,859

Bendigo and Adelaide Bank, Ltd. (Australia)			1,311	14,221

CaixaBank SA (Rights) (Spain)(NON)			3,854	259

CaixaBank, SA (Spain)			3,854	21,204

Commonwealth Bank of Australia (Australia)			349	23,929

JPMorgan Chase & Co.			1,247	75,020

KeyCorp			1,259	16,997

PNC Financial Services Group, Inc.			557	48,721

Resona Holdings, Inc. (Japan)			5,400	29,158

State Street Corp.			612	46,959

Sumitomo Mitsui Financial Group, Inc. (Japan)			200	7,541

Svenska Handelsbanken AB Class A (Sweden)			781	38,163

Swedbank AB Class A (Sweden)			449	11,755

Wells Fargo & Co.			342	18,632

Westpac Banking Corp. (Australia)			1,363	37,763

				447,235
Basic materials (1.0%)

Antofagasta PLC (United Kingdom)			2,057	23,634

Asahi Kasei Corp. (Japan)			2,000	17,389

BASF SE (Germany)			262	23,776

BHP Billiton, Ltd. (Australia)			790	20,411

LyondellBasell Industries NV Class A			500	39,430

Mitsubishi Chemical Holdings Corp. (Japan)			3,400	17,517

Rio Tinto PLC (United Kingdom)			612	28,498

SBA Communications Corp. Class A(NON)			184	22,387

Sherwin-Williams Co. (The)			124	30,363

Stora Enso OYJ Class R (Finland)			2,168	19,155

				242,560
Capital goods (1.4%)

ABB, Ltd. (Switzerland)			736	16,518

Allison Transmission Holdings, Inc.			193	6,348

BAE Systems PLC (United Kingdom)			5,346	40,107

Ball Corp.			196	13,146

Canon, Inc. (Japan)			600	19,240

Caterpillar, Inc.			210	21,126

Crown Holdings, Inc.(NON)			485	24,008

IDEX Corp.			119	9,140

Illinois Tool Works, Inc.			443	42,054

Ingersoll-Rand PLC			163	10,279

Joy Global, Inc.			147	7,209

Leggett & Platt, Inc.			190	7,997

Northrop Grumman Corp.			232	32,696

Raytheon Co.			448	47,802

Roper Industries, Inc.			169	26,672

Toyoda Gosei Co., Ltd. (Japan)			600	11,748

Vinci SA (France)			507	27,389

				363,479
Communication services (0.9%)

Belgacom SA (Belgium)			755	29,775

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			6,824	12,079

CenturyLink, Inc.			814	33,187

Deutsche Telekom AG (Germany)			2,106	35,862

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			300	16,010

NTT DoCoMo, Inc. (Japan)			800	12,481

Orange (France)			1,920	33,773

Spark New Zealand, Ltd. (New Zealand)			6,593	15,814

Telstra Corp., Ltd. (Australia)			2,706	13,087

Verizon Communications, Inc.			126	6,374

Vodafone Group PLC (United Kingdom)			2,741	10,030

				218,472
Conglomerates (0.3%)

AMETEK, Inc.			247	12,587

Bouygues SA (France)			774	29,100

Mitsui & Co., Ltd. (Japan)			1,900	26,217

				67,904
Consumer cyclicals (3.4%)

ADT Corp. (The)			201	7,023

Asahi Glass Co., Ltd. (Japan)			2,000	9,655

Bayerische Motoren Werke (BMW) AG (Germany)			298	34,062

Dai Nippon Printing Co., Ltd. (Japan)			1,000	8,845

Daihatsu Motor Co., Ltd. (Japan)			1,400	19,190

Daimler AG (Registered Shares) (Germany)			182	15,338

Daito Trust Construction Co., Ltd. (Japan)			200	22,609

Deckers Outdoor Corp.(NON)			48	4,643

Discovery Communications, Inc. Class A(NON)			327	11,412

Expedia, Inc.			110	9,582

Ford Motor Co.			2,333	36,698

Fuji Heavy Industries, Ltd. (Japan)			900	32,754

Gap, Inc. (The)			246	9,742

Geberit International AG (Switzerland)			47	16,343

General Motors Co.			230	7,689

Hanesbrands, Inc.			140	16,201

Harley-Davidson, Inc.			267	18,605

Harman International Industries, Inc.			15	1,628

Hilton Worldwide Holdings, Inc.(NON)			884	23,178

Home Depot, Inc. (The)			643	63,914

Host Hotels & Resorts, Inc.(R)			4,682	108,810

Hugo Boss AG (Germany)			158	20,775

Kimberly-Clark Corp.			435	50,717

Lear Corp.			116	11,126

Lowe's Cos., Inc.			531	33,894

Macy's, Inc.			291	18,889

Marriott International, Inc. Class A			202	15,916

Next PLC (United Kingdom)			325	34,336

NVR, Inc.(NON)			5	6,293

Omnicom Group, Inc.			239	18,468

Reed Elsevier PLC (United Kingdom)			1,754	30,447

Scripps Networks Interactive Class A			113	8,833

SJM Holdings, Ltd. (Hong Kong)			7,000	13,803

Starz Class A(NON)			130	4,289

Swire Pacific, Ltd. Class A (Hong Kong)			3,000	41,204

Time Warner, Inc.			408	34,729

VF Corp.			65	4,886

Viacom, Inc. Class B			337	25,487

Wyndham Worldwide Corp.			181	15,088

				867,101
Consumer finance (—%)

Visa, Inc. Class A			29	7,488

				7,488
Consumer staples (2.1%)

British American Tobacco (BAT) PLC (United Kingdom)			454	26,869

Bunge, Ltd.			209	18,971

Colgate-Palmolive Co.			128	8,908

CVS Health Corp.			729	66,601

Dr. Pepper Snapple Group, Inc.			408	30,192

Energizer Holdings, Inc.			49	6,371

Geo Group, Inc. (The)(R)			1,019	41,056

Imperial Tobacco Group PLC (United Kingdom)			592	27,322

ITOCHU Corp. (Japan)			1,500	17,281

Japan Tobacco, Inc. (Japan)			300	9,628

Kao Corp. (Japan)			300	11,121

Kirin Holdings Co., Ltd. (Japan)			1,400	17,970

Lawson, Inc. (Japan)			200	12,334

Liberty Ventures Ser. A(NON)			106	3,884

ManpowerGroup, Inc.			199	13,305

Metcash, Ltd. (Australia)			2,961	6,578

Mondelez International, Inc. Class A			1,478	57,938

Monster Beverage Corp.(NON)			203	22,766

Nestle SA (Switzerland)			536	40,225

Philip Morris International, Inc.			229	19,907

Reckitt Benckiser Group PLC (United Kingdom)			150	12,298

Swedish Match AB (Sweden)			583	20,139

Unilever NV ADR (Netherlands)			792	32,233

Unilever PLC (United Kingdom)			280	11,815

Woolworths, Ltd. (Australia)			455	12,051

				547,763
Energy (1.6%)

Baker Hughes, Inc.			256	14,592

BP PLC (United Kingdom)			5,405	35,403

Exxon Mobil Corp.			333	30,150

Halliburton Co.			396	16,711

Marathon Petroleum Corp.			359	32,342

Oil States International, Inc.(NON)			67	3,340

Phillips 66			571	41,694

Royal Dutch Shell PLC Class A (United Kingdom)			1,030	34,250

Royal Dutch Shell PLC Class B (United Kingdom)			534	18,516

Schlumberger, Ltd.			589	50,625

Statoil ASA (Norway)			497	9,474

Superior Energy Services, Inc.			663	12,803

TonenGeneral Sekiyu KK (Japan)			1,000	8,366

Total SA (France)			564	31,327

Valero Energy Corp.			762	37,041

Woodside Petroleum, Ltd. (Australia)			659	20,050

				396,684
Financial (0.7%)

Deutsche Boerse AG (Germany)			298	21,774

Goldman Sachs Group, Inc. (The)			317	59,726

HSBC Holdings PLC (United Kingdom)			4,769	47,464

Morgan Stanley			713	25,083

Natixis SA (France)			4,406	31,112

				185,159
Health care (2.7%)

AstraZeneca PLC (United Kingdom)			617	45,970

C.R. Bard, Inc.			108	18,074

Cardinal Health, Inc.			296	24,328

Celgene Corp.(NON)			366	41,611

Charles River Laboratories International, Inc.(NON)			78	5,051

Edwards Lifesciences Corp.(NON)			149	19,322

Eisai Co., Ltd. (Japan)			500	17,916

Gilead Sciences, Inc.(NON)			159	15,951

GlaxoSmithKline PLC (United Kingdom)			903	20,917

Health Net, Inc.(NON)			73	3,751

Intuitive Surgical, Inc.(NON)			23	11,909

Johnson & Johnson			531	57,481

McKesson Corp.			193	40,677

Merck & Co., Inc.			1,125	67,950

Mettler-Toledo International, Inc.(NON)			19	5,572

Novartis AG (Switzerland)			407	39,363

Pfizer, Inc.			2,333	72,673

Roche Holding AG-Genusschein (Switzerland)			101	30,194

Sanofi (France)			283	27,352

Takeda Pharmaceutical Co., Ltd. (Japan)			800	33,510

Ventas, Inc.(R)			935	66,899

WellPoint, Inc.			260	33,257

				699,728
Insurance (1.1%)

Allianz SE (Germany)			50	8,605

American International Group, Inc.			33	1,808

AMP, Ltd. (Australia)			4,653	22,279

Aon PLC			375	34,684

Aspen Insurance Holdings, Ltd.			52	2,300

Aviva PLC (United Kingdom)			3,377	26,742

Axis Capital Holdings, Ltd.			151	7,558

Baloise Holding AG (Switzerland)			117	15,268

CNP Assurances (France)			1,546	28,585

Everest Re Group, Ltd.			66	11,576

Insurance Australia Group, Ltd. (Australia)			4,341	23,491

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			52	10,708

PartnerRe, Ltd.			111	12,933

Reinsurance Group of America, Inc. Class A			97	8,315

Tryg A/S (Denmark)			130	14,980

XL Group PLC			387	13,746

Zurich Insurance Group AG (Switzerland)			95	29,752

				273,330
Investment banking/Brokerage (0.1%)

Daiwa Securities Group, Inc. (Japan)			1,000	8,055

Partners Group Holding AG (Switzerland)			45	12,909

				20,964
Real estate (10.1%)

Alexandria Real Estate Equities, Inc.(R)			53	4,554

American Campus Communities, Inc.(R)			1,193	47,720

American Capital Agency Corp.(R)			506	11,676

American Realty Capital Properties, Inc.(R)			2,152	20,229

Apartment Investment & Management Co. Class A(R)			1,283	47,792

AvalonBay Communities, Inc.(R)			713	114,643

Boston Properties, Inc.(R)			895	116,028

Camden Property Trust(R)			783	60,040

CBRE Group, Inc. Class A(NON)			590	19,907

Corio NV (Netherlands)(R)			264	13,346

DCT Industrial Trust, Inc.(R)			1,197	40,854

DDR Corp.(R)			220	4,033

DiamondRock Hospitality Co.(R)			3,547	52,957

Digital Realty Trust, Inc.(R)			191	13,422

Douglas Emmett, Inc.(R)			2,200	61,248

Duke Realty Corp.(R)			2,766	53,771

DuPont Fabros Technology, Inc.(R)			2,159	70,362

Equity Lifestyle Properties, Inc.(R)			1,059	52,537

Equity Residential Trust(R)			1,105	78,278

Essex Property Trust, Inc.(R)			149	30,159

Extra Space Storage, Inc.(R)			854	50,617

Federal Realty Investment Trust(R)			115	15,256

General Growth Properties(R)			3,662	97,995

HCP, Inc.(R)			2,248	100,710

Health Care REIT, Inc.(R)			1,680	123,749

Jones Lang LaSalle, Inc.			64	9,322

Kimco Realty Corp.(R)			3,090	78,641

Liberty Property Trust(R)			596	21,086

Macerich Co. (The)(R)			301	23,803

Medical Properties Trust, Inc.(R)			4,200	58,212

Mid-America Apartment Communities, Inc.(R)			53	3,904

Outfront Media, Inc.(R)			173	4,681

Persimmon PLC (United Kingdom)			1,217	29,079

Prologis, Inc.(R)			1,895	80,121

Public Storage(R)			862	161,737

Realty Income Corp.(R)			496	23,044

Regency Centers Corp.(R)			989	60,804

Select Income REIT(R)			1,031	23,816

Simon Property Group, Inc.(R)			1,451	262,341

SL Green Realty Corp.(R)			697	80,950

Spirit Realty Capital, Inc.(R)			1,426	16,698

Stockland (Units) (Australia)(R)			6,149	21,515

Strategic Hotels & Resorts, Inc.(NON)(R)			3,889	51,646

Taubman Centers, Inc.(R)			733	58,266

Two Harbors Investment Corp.(R)			1,112	11,687

UDR, Inc.(R)			346	10,650

Vornado Realty Trust(R)			958	106,847

Weingarten Realty Investors(R)			1,520	55,328

WP Carey, Inc.(R)			76	5,179

				2,561,240
Technology (2.5%)

Activision Blizzard, Inc.			837	18,121

Amdocs, Ltd.			261	12,722

Apple, Inc.			1,005	119,525

Avago Technologies, Ltd.			176	16,438

Broadcom Corp. Class A			814	35,108

Computer Sciences Corp.			381	24,148

Dun & Bradstreet Corp. (The)			100	12,695

eBay, Inc.(NON)			981	53,837

Electronic Arts, Inc.(NON)			48	2,109

EMC Corp.			609	18,483

Google, Inc. Class A(NON)			114	62,595

Hoya Corp. (Japan)			800	28,444

L-3 Communications Holdings, Inc.			233	29,032

Leidos Holdings, Inc.			202	8,163

Marvell Technology Group, Ltd.			963	13,790

Microsoft Corp.			165	7,889

NetApp, Inc.			668	28,423

Nippon Electric Glass Co., Ltd. (Japan)			3,000	13,726

Oracle Corp.			1,482	62,852

Symantec Corp.			892	23,272

Western Digital Corp.			343	35,422

Xerox Corp.			1,672	23,341

				650,135
Transportation (0.5%)

ComfortDelgro Corp., Ltd. (Singapore)			9,000	17,912

Delta Air Lines, Inc.			50	2,334

Deutsche Post AG (Germany)			516	17,137

Japan Airlines Co., Ltd. (Japan) (UR)			600	17,748

Southwest Airlines Co.			988	41,318

Union Pacific Corp.			242	28,258

Yangzijiang Shipbuilding Holdings, Ltd. (China)			14,000	13,138

				137,845
Utilities and power (0.9%)

Alliant Energy Corp.			34	2,138

Edison International			465	29,555

Electricite de France (EDF) (France)			637	19,081

Energias de Portugal (EDP) SA (Portugal)			6,182	25,323

ENI SpA (Italy)			1,015	20,092

Entergy Corp.			560	46,984

OGE Energy Corp.			281	10,029

Red Electrica Corporacion SA (Spain)			333	30,439

Snam SpA (Italy)			5,056	26,799

UGI Corp.			368	13,877

				224,317

Total common stocks (cost $6,878,849)				$7,911,404

INVESTMENT COMPANIES (11.7%)(a)
			Shares	Value

iShares MSCI EAFE ETF			3,363	$215,198

Putnam Absolute Return 700 Fund Class Y(AFF)			196,874	2,565,267

SPDR S&P 500 ETF Trust			483	100,078

SPDR S&P MidCap 400 ETF Trust			51	13,409

Vanguard REIT ETF			1,014	81,698

Total investment companies (cost $2,827,682)				$2,975,650

CONVERTIBLE BONDS AND NOTES (9.5%)(a)
			Principal amount	Value

Basic materials (0.3%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019			$31,000	$41,579

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)			16,000	22,540

				64,119
Capital goods (0.3%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			19,000	12,861

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			27,000	39,167

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029			8,000	23,280

				75,308
Communication services (0.3%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			6,000	6,600

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes Ser. B, 7s, 2015			18,000	33,019

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)			38,000	4

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			34,000	32,130

				71,753
Consumer cyclicals (1.9%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019			14,000	15,540

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			12,000	14,798

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			2,000	1,960

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			16,000	28,660

Jarden Corp. 144A cv. company guaranty sr. unsec. sub. notes 1 1/8s, 2034			44,000	46,585

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			18,000	38,430

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0 3/4s, 2043			28,000	39,375

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			50,000	27,469

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			18,000	19,778

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			13,000	13,349

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			62,000	77,849

Navistar International Corp. 144A cv. sr. unsec. unsub. notes 4 3/4s, 2019			23,000	22,943

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018			15,000	20,222

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018			21,000	28,796

Sirius XM Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			21,000	41,409

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			28,000	32,218

TiVo, Inc. 144A cv. sr. unsec. notes 4s, 2016			18,000	21,881

				491,262
Consumer staples (0.3%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			11,000	23,602

Vector Group, Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			30,000	42,420

				66,022
Energy (0.8%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			81,000	76,899

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			49,000	34,576

Energy XXI, Ltd. 144A cv. sr. unsec. notes 3s, 2018			14,000	9,100

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032			18,000	11,696

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			13,000	11,724

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			21,000	12,981

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028			31,000	28,714

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			15,000	506

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			27,000	25,988

				212,184
Financials (1.3%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			32,000	33,200

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			24,000	25,035

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			29,000	38,733

Cowen Group, Inc. 144A cv. sr. unsec. notes 3s, 2019			17,000	17,425

Empire State Realty OP LP 144A cv. sr. unsec. notes 2 5/8s, 2019(R)			18,000	17,786

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			38,000	43,510

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			16,000	21,790

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			10,000	13,025

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			27,000	42,204

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)			19,000	18,525

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)			30,000	33,656

TCP Capital Corp. 144A cv. sr. unsec. notes 5 1/4s, 2019			33,000	32,918

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			10,000	7,756

				345,563
Health care (1.4%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			21,000	21,433

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016			21,000	22,391

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)			25,000	2,000

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			14,000	980

Cubist Pharmaceuticals, Inc. cv. sr. unsec. bonds 1 1/8s, 2018			15,000	17,456

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			4,000	10,473

Endo Health Solutions, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			10,000	24,988

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			15,000	66,084

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			27,000	31,303

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			38,000	42,204

Jazz Investments I, Ltd. 144A cv. company guaranty sr. unsec. notes 1 7/8s, 2021 (Ireland)			41,000	48,124

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018			20,000	20,975

PDL BioPharma, Inc. cv. sr. unsec. unsub. notes 4s, 2018			11,000	11,048

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			13,000	25,334

				344,793
Technology (2.7%)

Bottomline Technologies (DE), Inc. cv. sr. unsec. unsub. notes 1 1/2s, 2017			12,000	12,533

Ciena Corp. cv. sr. unsec. notes 4s, 2020			29,000	33,749

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			17,000	30,536

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029			23,000	23,992

Jazz Technologies, Inc. 144A cv. company guaranty sr. unsec. notes 8s, 2018			8,000	11,045

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033			66,000	216,315

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			16,000	38,030

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			20,000	22,688

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			34,000	42,860

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 0 1/4s, 2018			33,000	37,682

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			52,000	105,463

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 2018			13,000	14,365

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			18,000	16,031

Web.com Group, Inc. cv. sr. unsec. unsub. notes 1s, 2018			26,000	23,075

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			15,000	23,756

Yahoo!, Inc. 144A cv. sr. unsec. notes zero %, 2018			35,000	40,184

				692,304
Transportation (0.2%)

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019			48,000	45,480

				45,480

Total convertible bonds and notes (cost $2,197,821)				$2,408,788

CORPORATE BONDS AND NOTES (7.1%)(a)
			Principal amount	Value

Basic materials (0.3%)

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			$2,000	$2,120

Albemarle Corp. sr. unsec. notes 4.15s, 2024			2,000	2,040

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			15,000	18,263

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			5,000	5,388

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			4,000	4,311

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			3,000	3,196

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			2,000	2,040

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			5,000	5,087

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			30,000	30,525

Methanex Corp. sr. unsec. unsub. notes 4 1/4s, 2024 (Canada)			2,000	2,030

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			2,000	2,068

				77,068
Capital goods (0.2%)

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			10,000	13,916

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			35,000	36,006

				49,922
Communication services (1.8%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)			5,000	5,661

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			35,000	34,825

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			30,000	29,400

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022			5,000	7,204

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			5,000	6,909

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			25,000	25,438

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			5,000	5,551

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			35,000	38,675

DISH DBS Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			10,000	10,075

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			50,000	51,813

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			5,000	6,953

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			25,000	26,063

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			4,000	4,609

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			10,000	10,636

Sprint Capital Corp. company guaranty 6 7/8s, 2028			40,000	37,500

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			70,000	71,400

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			40,000	40,650

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			5,000	5,656

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			1,000	1,353

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			9,000	11,193

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			1,000	1,239

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			200	5,198

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			5,000	4,966

				442,967
Consumer cyclicals (0.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			5,000	6,331

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			5,000	5,088

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			4,000	4,000

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			5,000	6,834

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			5,000	7,103

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			2,000	2,010

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			5,000	5,813

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			5,000	5,488

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			55,000	53,625

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			3,000	2,993

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			4,000	5,102

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			1,000	1,237

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			6,000	6,024

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			45,000	45,450

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			35,000	37,713

Nordstrom, Inc. sr. unsec. notes 5s, 2044			2,000	2,240

QVC, Inc. company guaranty sr. notes 4.85s, 2024			2,000	2,034

QVC, Inc. 144A sr. bonds 4.45s, 2025			2,000	1,949

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			15,000	15,825

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			5,000	5,167

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			5,000	6,974

				229,000
Consumer staples (0.3%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,588

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			5,000	4,853

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			5,000	5,463

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			10,000	11,063

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			2,000	2,037

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			2,000	1,940

CVS Pass-Through Trust sr. notes 6.036s, 2028			3,885	4,512

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			5,000	6,715

McDonald's Corp. sr. unsec. notes 5.7s, 2039			15,000	18,402

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			2,000	2,155

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			3,000	3,272

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			5,000	5,070

				68,070
Energy (0.4%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	3,128

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			5,000	5,448

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			2,000	1,800

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			5,000	5,502

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			2,000	1,987

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			5,000	6,745

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			15,000	14,625

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000	5,020

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			3,000	3,385

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			5,000	4,775

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			15,000	13,350

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			5,000	5,654

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			10,000	14,254

Williams Cos., Inc. (The) notes 8 3/4s, 2032			7,000	8,621

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,365

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			5,000	4,945

				101,604
Financials (1.3%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			40,000	46,900

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			5,000	6,850

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			3,000	2,850

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			10,000	10,288

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			15,000	17,485

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			5,000	5,520

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			5,000	5,346

CIT Group, Inc. sr. unsec. notes 5s, 2022			55,000	56,719

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			2,000	1,985

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			2,000	2,521

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	6,217

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)			5,000	5,214

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			2,000	1,965

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			5,000	6,704

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			5,000	3,313

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			5,000	5,725

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			8,000	12,000

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			5,000	5,475

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			2,000	2,345

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			5,000	5,150

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)			5,000	4,913

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			10,000	10,750

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			5,000	7,948

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			5,000	5,350

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			15,000	14,063

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			2,000	2,165

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)			5,000	5,743

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			30,000	30,975

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.234s, 2037			15,000	12,638

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN notes 4.375s, 2054			2,000	2,138

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			10,000	10,125

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			10,000	11,214

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			5,000	5,249

				333,843
Health care (0.5%)

Aetna, Inc. sr. unsec. notes 6 1/2s, 2018			5,000	5,801

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			2,000	2,150

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			45,000	44,775

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			2,000	2,049

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			2,000	2,035

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			30,000	31,575

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			20,000	20,600

Service Corporation International/US sr. unsec. unsub. notes 6 3/4s, 2016			25,000	26,313

				135,298
Technology (0.3%)

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			80,000	85,600

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			3,000	3,300

				88,900
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			15,000	17,438

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			15,000	17,025

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			5,000	6,353

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			100,000	114,923

Dominion Resources, Inc./VA sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			5,000	5,633

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			25,000	31

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			5,000	6,494

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			5,000	6,700

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			25,000	25,500

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			6,000	6,099

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			5,000	6,241

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			1,000	997

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 4 1/4s, 2024			1,000	1,009

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			5,000	6,320

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			15,000	17,033

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			7,000	7,307

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			5,000	6,448

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			10,000	9,950

Westar Energy, Inc. sr. mtge. bonds 8 5/8s, 2018			15,000	18,730

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			5,000	5,102

				285,333

Total corporate bonds and notes (cost $1,759,357)				$1,812,005

CONVERTIBLE PREFERRED STOCKS (5.1%)(a)
			Shares	Value

Basic materials (0.4%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.(NON)			728	$38,802

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			1,775	18

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			840	49,245

				88,065
Capital goods (0.3%)

United Technologies Corp. $3.75 cv. pfd.			1,273	76,495

				76,495
Communication services (0.7%)

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)			618	70,452

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			800	39,050

Crown Castle International Corp. Ser. A, Class A, $4.50 cv. pfd.(R)			357	37,842

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.			25	8,889

Iridium Communications, Inc. 144A $7.00 cv. pfd.			135	15,567

				171,800
Consumer cyclicals (0.4%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			1,505	40,047

Stanley Black & Decker, Inc. $6.25 cv. pfd.			429	49,502

				89,549
Consumer staples (0.1%)

Tyson Foods, Inc. $2.375 cv. pfd.			719	37,553

				37,553
Energy (0.4%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			71	75,393

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			23	12,650

McDermott International, Inc. $1.563 cv. pfd.			545	7,995

				96,038
Financials (1.7%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			1,378	38,304

AMG Capital Trust II $2.575 cv. pfd.			895	54,819

Banc of California, Inc. 4.00% cv. pfd.			311	16,847

Bank of America Corp. Ser. L, 7.25% cv. pfd.			137	160,975

EPR Properties Ser. C, $1.44 cv. pfd.(R)			2,069	47,975

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			620	40,513

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			644	31,878

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			37	45,140

				436,451
Health care (0.1%)

Alere, Inc. Ser. B, 3.00% cv. pfd.			69	22,770

AmSurg Corp. Ser. A-1, $5.25 cv. pfd.			121	13,129

				35,899
Transportation (0.1%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			237	30,082

				30,082
Utilities and power (0.9%)

Dominion Resources, Inc./VA $3.188 cv. pfd.			995	51,491

Dynegy, Inc. Ser. A, cv. pfd. $5.375(NON)			212	22,639

El Paso Energy Capital Trust I $2.375 cv. pfd.			965	57,900

Exelon Corp. $3.25 cv. pfd.			727	37,942

NextEra Energy, Inc. $2.90 cv. pfd.			1,029	57,881

				227,853

Total convertible preferred stocks (cost $1,175,068)				$1,289,785

U.S. TREASURY OBLIGATIONS (3.7%)(a)
			Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043(SEGSF)(SEGCCS)			$20,000	$23,322
2 3/4s, August 15, 2042 (SEGCCS)			60,000	58,158

U.S. Treasury Notes
3 1/2s, February 15, 2018			30,000	32,365
2 3/4s, November 15, 2023 (SEGCCS)			80,000	84,125
2 3/8s, August 15, 2024			70,000	71,110
2s, February 15, 2023			70,000	69,744
2s, November 30, 2020			80,000	81,053
1 3/4s, May 31, 2016			130,000	132,854
1 1/8s, December 31, 2019			100,000	97,928
1s, August 31, 2016(SEGSF)			170,000	171,790
0 3/4s, March 31, 2018			120,000	118,819

Total U.S. treasury Obligations (cost $918,073)				$941,268

MORTGAGE-BACKED SECURITIES (0.9%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A3, 5.39s, 2047			$11,000	$11,086

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class A5A, 4.933s, 2045			10,000	10,161

COMM Mortgage Trust
Ser. 13-LC13, Class XA, IO, 1.611s, 2046			140,782	10,532
Ser. 14-CR16, Class XA, IO, 1.439s, 2047			190,919	14,455
Ser. 14-CR14, Class XA, IO, 1.053s, 2047			414,184	20,664

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.779s, 2038			4,811	1

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6 1/8s, 2051			5,419	5,713
FRB Ser. 07-LD11, Class A2, 5.96s, 2049			335	335
Ser. 04-LN2, Class A2, 5.115s, 2041			1,321	1,323

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			2,000	2,099

LB-UBS Commercial Mortgage Trust 144A Ser. 05-C2, Class XCL, IO, 0.493s, 2040			120,002	76

Merrill Lynch Mortgage Trust FRB Ser. 05-CIP1, Class AM, 5.107s, 2038			25,000	25,549

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.564s, 2046			10,000	10,797
FRB Ser. 13-C10, Class AS, 4.217s, 2046			20,000	21,350
Ser. 13-C13, Class XA, IO, 1.398s, 2046			198,184	15,008
Ser. 13-C12, Class XA, IO, 1.176s, 2046			131,186	6,821

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049			7,710	7,760

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045			10,000	11,386

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.896s, 2043			13,000	13,481

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.437s, 2046			10,000	10,791

WF-RBS Commercial Mortgage Trust 144A Ser. 12-C10, Class XA, IO, 1.947s, 2045			194,046	19,412

Total mortgage-backed securities (cost $217,051)				$218,800

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$200,000	$195,000

Total foreign government and agency bonds and notes (cost $193,822)				$195,000

SENIOR LOANS (0.3%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017			$66,169	$60,115

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.156s, 2021			9,975	9,871

Total senior loans (cost $72,798)				$69,986

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$10,000	$14,584

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			10,000	14,098

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			5,000	5,925

Total municipal bonds and notes (cost $25,066)				$34,607

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			10	$10,038

Citigroup, Inc. Ser. K, $1.719 pfd.			600	15,882

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			275	7,271

Total preferred stocks (cost $31,086)				$33,191

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	6,345	$—

Total warrants (cost $1,269)				$—

SHORT-TERM INVESTMENTS (30.1%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	7,561,534	$7,561,534

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.12%, February 5, 2015(SEG)(SEGCCS)			$85,000	84,994

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, January 8, 2015(SEGSF)(SEGCCS)			25,000	25,000

Total short-term investments (cost $7,671,516)				$7,671,528

TOTAL INVESTMENTS

Total investments (cost $23,969,458)(b)				$25,562,012

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $442,244) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	12/17/14	$7,809	$8,265	$456
	Euro	Buy	12/17/14	34,571	34,635	(64)
	Hong Kong Dollar	Buy	2/13/15	20,076	20,079	(3)
	Japanese Yen	Buy	2/13/15	26,809	27,596	(787)
	Singapore Dollar	Buy	2/13/15	6,285	6,359	(74)
	Swiss Franc	Buy	12/17/14	6,728	7,237	(509)
Citibank, N.A.
	Australian Dollar	Sell	1/21/15	42,479	43,469	990
	Danish Krone	Buy	12/17/14	20,340	21,499	(1,159)
	Euro	Buy	12/17/14	13,803	14,257	(454)
	Euro	Sell	12/17/14	13,803	14,158	355
Credit Suisse International
	Australian Dollar	Buy	1/21/15	6,529	6,675	(146)
	Australian Dollar	Sell	1/21/15	6,529	6,815	286
	New Zealand Dollar	Sell	1/21/15	6,324	6,147	(177)
	Norwegian Krone	Buy	12/17/14	5,114	5,245	(131)
	Swiss Franc	Buy	12/17/14	4,762	5,010	(248)
Deutsche Bank AG
	Australian Dollar	Buy	1/21/15	4,324	4,372	(48)
	Australian Dollar	Sell	1/21/15	4,324	4,338	14
	British Pound	Sell	12/17/14	1,718	1,604	(114)
	Euro	Sell	12/17/14	16,539	16,715	176
	Swedish Krona	Buy	12/17/14	5,284	5,616	(332)
Goldman Sachs International
	Euro	Buy	12/17/14	6,342	6,352	(10)
HSBC Bank USA, National Association
	British Pound	Buy	12/17/14	9,840	10,290	(450)
	British Pound	Sell	12/17/14	9,840	10,360	520
	Euro	Buy	12/17/14	27,607	28,508	(901)
	Euro	Sell	12/17/14	27,607	28,070	463
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/21/15	2,119	2,134	15
	British Pound	Sell	12/17/14	28,582	29,995	1,413
	Euro	Buy	12/17/14	7,710	8,149	(439)
	Euro	Sell	12/17/14	7,710	7,908	198
	New Zealand Dollar	Sell	1/21/15	6,011	5,931	(80)
	Singapore Dollar	Buy	2/13/15	7,511	7,597	(86)
	Swiss Franc	Buy	12/17/14	9,627	10,130	(503)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/21/15	1,102	1,151	(49)
	Australian Dollar	Sell	1/21/15	1,102	1,127	25
	Euro	Buy	12/17/14	7,212	5,995	1,217
	Israeli Shekel	Sell	1/21/15	360	384	24
	Swiss Franc	Buy	12/17/14	1,346	1,493	(147)
WestPac Banking Corp.
	Japanese Yen	Buy	2/13/15	15,902	16,579	(677)

Total						$(1,436)

FUTURES CONTRACTS OUTSTANDING at 11/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	1	$219,141	Mar-15	$248
U.S. Treasury Note 5 yr (Long)	1	119,492	Mar-15	584

Total				$832

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 22 Index	BBB-/P	$146,862	$1,990,000	12/20/19	100 bp	$(4,471)

	Total		$146,862	$(4,471)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2014. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 23 Index	B+/P	$(268,149)	$4,253,000	12/20/19	500 bp	$69,943

	Total		$(268,149)	$69,943

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $25,455,084.
(b)	The aggregate identified cost on a tax basis is $23,996,560, resulting in gross unrealized appreciation and depreciation of $1,941,325 and $375,873, respectively, or net unrealized appreciation of $1,565,452.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$6,337,380	$6,035,035	$4,810,881	$3,392	$—	$7,561,534
	Putnam Absolute Return 700 Fund Class Y	1,887,555	1,178,242	615,261	—	—	2,565,267
	Totals	$8,224,935	$7,213,277	$5,426,142	$3,392	$—	$10,126,801
* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(UR)	At the reporting period end, 100 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $6,583,885 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $154,357 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $183,910 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$92,180	$150,380	$—
Capital goods	248,477	115,002	—
Communication services	39,561	178,911	—
Conglomerates	12,587	55,317	—
Consumer cyclicals	567,740	299,361	—
Consumer staples	289,899	257,864	—
Energy	239,298	157,386	—
Financials	2,913,705	581,711	—
Health care	484,506	215,222	—
Technology	607,965	42,170	—
Transportation	71,910	65,935	—
Utilities and power	102,583	121,734	—
Total common stocks	5,670,411	2,240,993	—
Convertible bonds and notes	—	2,405,804	2,984
Convertible preferred stocks	22,770	1,266,997	18
Corporate bonds and notes	—	1,812,005	—
Foreign government and agency bonds and notes	—	195,000	—
Investment companies	2,975,650	—	—
Mortgage-backed securities	—	218,800	—
Municipal bonds and notes	—	34,607	—
Preferred stocks	23,153	10,038	—
Senior loans	—	69,986	—
U.S. treasury obligations	—	941,268	—
Warrants	—	—	—
Short-term investments	7,561,534	109,994	—

Totals by level	$16,253,518	$9,305,492	$3,002

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,436)	$—
Futures contracts	832	—	—
Credit default contracts	—	186,759	—

Totals by level	$832	$185,323	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$338,092	$151,333
Foreign exchange contracts	6,152	7,588
Interest rate contracts	832	—

Total	$345,076	$158,921

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2
Forward currency contracts (contract amount)		$670,000
OTC credit default contracts (notional)		$1,800,000
Centrally cleared credit default contracts (notional)		$2,800,000
Warrants (number of warrants)		6,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default contracts*#	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Centrally cleared credit default contracts§	–	–	–	–	–	–	–	–	–	–	–	–
	Futures contracts§	–	–	–	–	–	–	–	–	297	–	–	297
	Forward currency contracts#	456	–	1,345	286	190	–	983	1,626	–	1,266	–	6,152

	Total Assets	$456	$–	$1,345	$286	$190	$–	$983	$1,626	$297	$1,266	$–	$6,449

	Liabilities:
	OTC Credit default contracts*#	151,333	–	–	–	–	–	–	–	–	–	–	151,333
	Centrally cleared credit default contracts§	–	14,110	–	–	–	–	–	–	–	–	–	14,110
	Futures contracts§	–	–	–	–	–	–	–	–	–	–	–	–
	Forward currency contracts#	1,437	–	1,613	702	494	10	1,351	1,108	–	196	677	7,588

	Total Liabilities	$152,770	$14,110	$1,613	$702	$494	$10	$1,351	$1,108	$–	$196	$677	$173,031

	Total Financial and Derivative Net Assets	$(152,314)	$(14,110)	$(268)	$(416)	$(304)	$(10)	$(368)	$518	$297	$1,070	$(677)	$(166,582)
	Total collateral received (pledged)##†	$(152,314)	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Net amount	$–	$(14,110)	$(268)	$(416)	$(304)	$(10)	$(368)	$518	$297	$1,070	$(677)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015